STOCKHOLDERS DEFICIT (Details 2)	12 Months Ended
Dec. 31, 2021 $ / shares
Dividend Yield	0.00%
Expected Life	2 years
Minimum
Expected Annual Volatility	307.00%
Discount Rate	2.20%
Estimated Fair Value Of The Company's Common Stock	$ 0.125
Maximum
Expected Annual Volatility	311.00%
Discount Rate	2.30%
Estimated Fair Value Of The Company's Common Stock	$ 0.155